Fair Value Measures	12 Months Ended
Dec. 31, 2024
Fair Value Measures [Abstract]
Fair Value Measures

Note 4 — Fair Value Measures

Fair Values of Assets and Liabilities

In accordance with ASC Topic 820, Fair Value Measurement, the Company measures fair value at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the assumptions that market participants would use in pricing an asset or liability (the inputs) are based on a tiered fair value hierarchy consisting of three levels, as follows:

Level 1: Observable inputs such as quoted prices for identical assets or liabilities in active markets.

Level 2: Other inputs that are observable directly or indirectly, such as quoted prices for similar instruments in active markets or for similar markets that are not active.

Level 3: Unobservable inputs for which there is little or no market data which require the Company to develop its own assumptions about how market participants would price the asset or liability.

Valuation techniques for assets and liabilities include methodologies such as the market approach, the income approach or the cost approach, and may use unobservable inputs such as projections, estimates and management’s interpretation of current market data. These unobservable inputs are only utilized to the extent that observable inputs are not available or cost-effective to obtain.

At December 31, 2024 and December 31, 2023, the Company’s assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2024				December 31, 2023
	Fair Value Measurements Using Input Types				Fair Value Measurements Using Input Types
(In thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$—	—	—	$—	$—	—	—	$—
Total assets	$—	$—	$—	$—	$—	$—	$—	$—
Liabilities:
Warrant liabilities - January 2022 warrants	$—	$—	$1	$1	$—	$—	$1	$1
Warrant liabilities - March 2022 warrants	—	—	15	15	—	—	7	7
Warrant liabilities - August 2022 warrants	—	—	46	46	—	—	18	18
Warrant liabilities - December 2022 warrants	—	—	934	934	—	—	1,264	1,264
Total liabilities	$—	$—	$996	$996	$—	$—	$1,290	$1,290

Fair Value of Financial Instruments

The Company has certain financial instruments which consist of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, contingent consideration, operating lease liabilities, long-term debt, related party debt, and warrant liabilities. Fair value information for each of these instruments as well as other balances of the Company are as follows:

●	Cash and cash equivalents, accounts payable, and accrued expenses approximate their fair value based on the short-term nature of these instruments.

●	Accounts receivable are presented net of an allowance for estimated credit losses, which approximates fair value.

●	The carrying value of lease liabilities approximates fair value due to the implicit discount rates used in the determination of the lease liabilities being consistent with the Company’s incremental borrowing rates at the time of lease inception and accounting for the duration of the leases.

●	Long-term debt and related party debt, including the debt that has undergone troubled debt restructuring, is carried at amortized cost, dictated by the prevailing market interest rates at the time of each transaction in accordance with ASC Topic 470, Debt (“ASC 470”).

●	The Company’s warrant liabilities are marked-to-market each reporting period with the changes in fair value of warrant liabilities recorded in other income (expense), net in the accompanying consolidated statements of operations until the warrants are exercised. The fair value of the warrant liabilities are estimated using a Black-Scholes option-pricing model.

●	As detailed in Note 12 - Stockholders’ Equity (Deficit), during the year ended December 31, 2024, the Company amended Pre-Funded Warrants that had been issued to a related party such that they again became liability classified. These warrants were marked to fair value upon the execution of this amendment in August 2024. Through an additional amendment executed as of December 31, 2024, the warrants again met the requirements for equity classification and were marked to fair value at the moment of the amendment and then reclassified from liability to equity. The warrants will not be marked to fair value on a recurring basis.

Warrant Liabilities

The estimated fair value of the warrant liabilities as of December 31, 2024 and 2023 is determined using Level 3 inputs. Inherent in a Black-Scholes option-pricing model are assumptions used in calculating the estimated fair values that represent the Company’s best estimate. The volatility rate is determined utilizing the Company’s own share price and the share price of competitors over time.

However, inherent uncertainties are involved. If factors or assumptions change, the estimated fair values could be materially different.

The following table summarizes the Company’s assumptions used in the valuations as of December 31, 2024 and 2023:

	January 2022 Warrants	March 2022 Warrants	August 2022 Warrants	December 2022 Warrants
	December 31, 2024
Stock price	$28.99	$28.99	$28.99	$28.99
Exercise price	$22,440.00	$6,450.00	$3,690.00	$0.14
Expected term (in Years)	2.08	2.73	3.14	2.97
Volatility	171.00%	171.00%	171.00%	171.00%
Discount rate - treasury yield	4.27%	4.27%	4.27%	4.27%

	January 2022 Warrants	March 2022 Warrants	August 2022 Warrants	December 2022 Warrants
	December 31, 2023
Stock price	$1.26	$1.26	$1.26	$1.26
Exercise price	$1,496.00	$430.00	$246.00	$3.45
Expected term (in Years)	3.57	4.13	4.13	4.13
Volatility	138.00%	136.00%	136.00%	136.00%
Discount rate - treasury yield	3.96%	3.91%	3.91%	3.91%

The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liabilities for the years ended December 31, 2024 and 2023:

	2024	2023
Warrant liabilities - beginning of period	$1,290	$5,985
Initial fair value of warrant liabilities	5,601	—
Exercise of warrants	(3,026)	—
Reclassification of warrant liabilities to equity	(20,771)	—
Change in estimated fair value	17,902	(4,695)
Warrant liabilities end of period	$996	$1,290